Stock-Based Compensation (Tables)	12 Months Ended
Dec. 27, 2014
Share-based Compensation [Abstract]
Summary of Compensation Costs
Stock-Based Compensation
Our stock-based compensation program is designed to attract and retain employees while also aligning employees’ interests with the interests of our shareholders. Stock options, restricted stock units (RSUs), performance stock units (PSUs) and PepsiCo equity performance units (PEPunits) are granted to employees under the shareholder-approved 2007 Long-Term Incentive Plan (LTIP). Each RSU represents our obligation to deliver to the holder one share of PepsiCo common stock when the award vests at the end of the service period. PSUs are awards where the number of shares delivered to the holder upon vesting at the end of the service period depends on PepsiCo’s performance against specified targets. During the vesting period, RSUs and PSUs accrue dividend equivalents that pay out in cash (without interest) if and when the applicable RSU or PSU vests and becomes payable. PEPunits provide an opportunity to earn shares of PepsiCo common stock with a value that adjusts based upon changes in PepsiCo’s absolute stock price as well as PepsiCo’s Total Shareholder Return relative to the S&P 500 over a three-year performance period.
The Company may use authorized and unissued shares to meet share requirements resulting from the exercise of stock options and the vesting of RSUs and PSUs as well as PEPunits.
As of December 27, 2014, 98 million shares were available for future stock-based compensation grants.
The following table summarizes our total stock-based compensation expense:

	2014	2013	2012
Stock-based compensation expense	$297	$303	$278
Merger and integration charges	—	—	2
Restructuring and impairment benefits	(3)	—	(7)
Total	$294	$303	$273
Income tax benefits recognized in earnings related to stock-based compensation	$75	$76	$73

Method of Accounting and Our Assumptions
We account for our employee stock options under the fair value method of accounting using a Black-Scholes valuation model to measure stock option expense at the date of grant. The fair value of RSUs is measured at the market price of the Company’s stock on the date of grant. The fair value of PSUs is measured at the market price of the Company’s stock on the date of grant with the exception of market-based awards, for which we use the Monte-Carlo simulation option-pricing model to determine the fair value. The Monte-Carlo simulation option-pricing model uses the same input assumptions as the Black-Scholes model; however, it also further incorporates into the fair-value determination the possibility that the market condition may not be satisfied. Compensation costs related to these awards are recognized regardless of whether the market condition is satisfied, provided that the requisite service has been provided.
All stock option grants have an exercise price equal to the fair market value of our common stock on the date of grant and generally have a 10-year term. We do not backdate, reprice or grant stock-based compensation awards retroactively. Repricing of awards would require shareholder approval under the LTIP.
The fair value of stock-based award grants is amortized to expense over the vesting period, primarily three years. Awards to employees eligible for retirement prior to the award becoming fully vested are amortized to expense over the period through the date that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. Executives who are awarded long-term incentives based on their performance may generally elect to receive their grant in the form of stock options or RSUs, or a combination thereof. Executives who elect RSUs receive one RSU for every four stock options that would have otherwise been granted. Certain executive officers and other senior executives do not have a choice and are granted a combination of 60% PEPunits measuring both absolute and relative stock price performance and 40% long-term cash based on achievement of specific performance operating metrics. Certain executives are granted performance-based stock units which require the achievement of specified financial and/or operational performance metrics. The number of shares may be increased to the maximum or reduced to the minimum threshold based on the results of these performance metrics in accordance with the terms established at the time of the award.

Schedule Of Weighted-Average Black-Scholes Fair Value Assumptions
Our weighted-average Black-Scholes fair value assumptions are as follows:

	2014	2013	2012
Expected life	6 years	6 years	6 years
Risk-free interest rate	1.9%	1.1%	1.3%
Expected volatility	16%	17%	17%
Expected dividend yield	2.9%	2.7%	3.0%

The expected life is the period over which our employee groups are expected to hold their options. It is based on our historical experience with similar grants. The risk-free interest rate is based on the expected U.S. Treasury rate over the expected life. Volatility reflects movements in our stock price over the most recent historical period equivalent to the expected life. Dividend yield is estimated over the expected life based on our stated dividend policy and forecasts of net income, share repurchases and stock price.

Stock Option Activity
A summary of our stock-based compensation activity for the year ended December 27, 2014 is as follows:

Our Stock Option Activity	Options(a)	Average Price(b)	Average Life (years)(c)	Aggregate Intrinsic Value(d)
Outstanding at December 28, 2013	49,462	$61.58
Granted	3,416	$81.27
Exercised	(12,898)	$58.56
Forfeited/expired	(1,123)	$70.62
Outstanding at December 27, 2014	38,857	$64.06	4.67	$1,282,200
Exercisable at December 27, 2014	30,237	$60.94	3.66	$1,091,815
Expected to vest as of December 27, 2014	8,111	$74.59	8.19	$182,132

(a)
Options are in thousands and include options previously granted under The Pepsi Bottling Group, Inc. (PBG) and PepsiAmericas, Inc. (PAS) plans. No additional options or shares were granted under the PBG and PAS plans after 2009.

(b)	Weighted-average exercise price.

(c)	Weighted-average contractual life remaining.

(d)	In thousands.

Restricted Stock Units Activity

Our RSU and PSU Activity	RSUs/PSUs(a)	Average Intrinsic Value(b)	Average Life (years)(c)	Aggregate Intrinsic Value(d)
Outstanding at December 28, 2013	11,939	$69.04
Granted(e)	4,379	$80.39
Converted	(3,713)	$64.77
Forfeited	(1,171)	$73.71
Actual performance change(f)	(206)	$64.19
Outstanding at December 27, 2014(g)	11,228	$74.49	1.42	$1,089,707
Expected to vest as of December 27, 2014	10,745	$73.74	1.28	$1,042,781

(a)	RSUs and PSUs are in thousands and include RSUs previously granted under the PBG plan. No additional RSUs or shares were granted under the PBG plan after 2009.

(b)	Weighted-average intrinsic value at grant date.

(c)	Weighted-average contractual life remaining.

(d)	In thousands.

(e)	Grant activity for all PSUs are disclosed at target.

(f)	Reflects the net number of PSUs above and below target levels based on actual performance measured at the end of the performance period.

(g)	The outstanding PSUs for which the performance period has not ended as of December 27, 2014, at the threshold, target and maximum award levels were zero, 0.7 million and 1.1 million, respectively.

Our PEPUnit Activity

Our PEPunit Activity	PEPunits(a)	Average Intrinsic Value(b)	Average Life (years)(c)	Aggregate Intrinsic Value(d)
Outstanding at December 28, 2013	675	$66.65
Granted(e)	387	$50.95
Converted	—	$—
Forfeited	(109)	$59.85
Outstanding at December 27, 2014(f)	953	$61.04	1.24	$92,451
Expected to vest as of December 27, 2014	843	$60.97	1.21	$81,770

(a)	PEPunits are in thousands.

(b)	Weighted-average intrinsic value at grant date.

(c)	Weighted-average contractual life remaining.

(d)	In thousands.

(e)	Grant activity for all PEPunits are disclosed at target.

(f)	The outstanding PEPunits for which the performance period has not ended as of December 27, 2014, at the threshold, target and maximum award levels were zero, 1.0 million and 1.7 million, respectively.

Other Stock-Based Compensation Data
Other Stock-Based Compensation Data

	2014	2013	2012
Stock Options
Total number of options granted(a)	3,416	2,868	3,696
Weighted-average fair value of options granted	$8.79	$8.14	$6.86
Total intrinsic value of options exercised(a)	$423,251	$471,475	$512,636
Total fair value of options vested(a)	$42,353	$88,750	$148,835
RSUs/PSUs
Total number of RSUs/PSUs granted(a)	4,379	4,231	4,404
Weighted-average intrinsic value of RSUs/PSUs granted	$80.39	$76.30	$66.64
Total intrinsic value of RSUs/PSUs converted(a)	$319,820	$294,065	$236,575
Total fair value of RSUs/PSUs vested(a)	$241,836	$236,688	$188,723
PEPunits
Total number of PEPunits granted(a)	387	355	410
Weighted-average intrinsic value of PEPunits granted	$50.95	$68.48	$64.85
Total intrinsic value of PEPunits converted(a)	$—	$3,868	$—
Total fair value of PEPunits vested(a)	$5,072	$5,896	$—

(a)	In thousands.
As of December 27, 2014 and December 28, 2013, there were approximately 324,000 and 290,000 outstanding awards, respectively, consisting primarily of phantom stock units that were granted under the PepsiCo Director Deferral Program and will be settled in shares of PepsiCo common stock pursuant to the LTIP at the end of the applicable deferral period, not included in the tables above.
As of December 27, 2014, there was $382 million of total unrecognized compensation cost related to nonvested share-based compensation grants. This unrecognized compensation cost is expected to be recognized over a weighted-average period of two years.